UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21049

PRIVATE ASSET MANAGEMENT FUNDS

(Exact name of registrant as specified in charter)

11995 El Camino Real, Suite 303

   San Diego, CA

          92130

 (Address of principal executive offices)

         (Zip code)

Michael Berlin

Private Asset Management Funds

11995 El Camino Real, Suite 303

San Diego, CA 92130

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 792-3800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Private Asset Management Fund

		Schedule of Investments
		March 31, 2006
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft Engines & Engine Parts
3,900	United Technologies Corp.	$ 226,083	2.44%

Beverages
3,300	Diageo plc	209,319	2.26%

Biological Products
3,500	Amgen Inc. *	254,625	2.75%

Computer Communications Equipment
8,200	Cisco Systems Inc. *	177,694	1.92%

Computer & Office Equipment
3,000	International Business Machines Corp.	247,410	2.67%

Computer Peripheral Equipment
3,600	Intermec, Inc. *	109,836	1.19%

Computer Storage Devices
13,000	EMC Corp. *	177,190	1.91%

Converted Paper & Paperboard Products (No Contaners/Boxes)
2,800	Kimberly-Clark Corp.	161,840	1.75%

Electromedical & Electrotherapeutic Apparatus
3,000	Medtronic Inc.	152,250	1.64%

Electronic & Other Electrical Equipment
3,000	Emerson Electric Co.	250,890
8,750	General Electric Co.	304,325
		555,215	6.00%

Exchange Traded Funds
1,625	I-Shares MSCI EAFE Index Fund	105,544
1,675	VIPERS Emerging Markets	112,694
		218,238	2.36%

Fire Marine & Casualty Insurance
3,950	Allstate Corp.	205,835	2.22%

Food & Kindred Products
2,000	Unilever NV	138,440	1.50%

Miscellaneous Manufacturing Industries
8,000	International Game Technology	281,760	3.04%

National Commercial Banks
6,124	Bank of America Corp.	278,887
6,600	Citigroup Inc.	311,718
6,640	JP Morgan Chase & Co.	276,490
2,600	PNC Financial Services Group Inc.	175,006
3,500	State Street Corp.	211,505
4,250	Wachovia Corp.	238,213
		1,491,818	16.12%

Paints, Varnishes, Lacquers, Enamels & Allied Products
2,350	PPG Industries Inc.	148,873	1.61%

Perfumes, Cosmetics & Other Toilet Preparations
3,750	Colgate-Palmolive Co.	214,125	2.31%

Petroleum Refining
2,800	BP plc	193,032
4,000	Chevron Corp.	231,880
3,800	Exxon Mobil Corp.	231,268
		656,180	7.09%

Pharmaceutical Preparations
8,500	Bristol-Myers Squibb Co.	209,185
4,000	Johnson & Johnson	236,880
3,900	Merck & Co. Inc.	137,397
6,000	Nektar Therapeutics	122,280
6,500	Pfizer Inc.	161,980
		867,722	9.37%

Pumps & Pumping Equipment
2,000	ITT Industries Inc.	224,880	2.43%

Radio & TV Broadcasting & Communications Equipment
2,750	L-3 Communications Holdings Inc.	235,923
3,500	QUALCOMM Inc.	177,135
		413,058	4.46%

Retail-Drug Stores and Proprietary Stores
3,000	Walgreen Co.	129,390	1.40%

Retail-Variety Stores
2,950	Costco Wholesale Corp.	159,772	1.73%

Rolling Drawing & Extruding of Nonferrous Metals
3,500	Alcoa Inc.	106,960	1.16%

Savings Institutions, Not Federally Chartered
10,000	New York Community Bankcorp Inc.	175,200	1.89%

Semiconductors & Related Devices
6,000	Applied Materials Inc.	105,060
10,100	Intel Corp.	196,546
		301,606	3.26%

Services- Commercial Physical & Biological Research
3,000	Gen-Probe Inc. *	165,360	1.79%

Services-Prepackaged Software
8,750	Microsoft Corp.	238,088	2.57%

Surgical & Medical Instruments & Apparatus
3,700	3M Co.	280,053	3.03%

Television Broadcasting Stations
4,500	Univision Communications Inc. *	155,115	1.68%

Wholesale-Groceries & Related Products
8,000	Sysco Corp.	256,400	2.77%

Total for Common Stock (Cost - $7,608,969)		$ 9,100,333	98.32%

Exchange Traded Fund
2,900	NASDAQ 100 Trust Shares	121,597	1.31%
	(Cost - $79,340)

	Total Investments	9,221,930	99.63%
	(Cost - $7,689,120)

	Other Assets Less Liabilities	34,512	0.37%

	Net Assets	$ 9,256,442	100.00%

* Non-Income producing securities.

NOTES TO FINANCIAL STATEMENTS

PRIVATE ASSET MANAGEMENT FUND

1. SECURITY TRANSACTIONS

At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,688,308 amounted to $1,533,622, which consisted of aggregate gross unrealized appreciation of $1,693,570 and aggregate gross unrealized depreciation of $159,948.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ASSET MANAGEMENT FUNDS

By : /s/ Stephen J. Cohen

      Stephen J. Cohen

      President

Date:               5/26/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Stephen J. Cohen

       Stephen J. Cohen

       President

Date:               5/26/06

By : /s/ Michael D. Berlin

       Michael D. Berlin

       Chief Financial Officer

Date:               5/26/06